S000053014 [Member] Investment Strategy - DoubleLine Infrastructure Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in “Infrastructure Investments.” Infrastructure Investments include any assets or projects that support the operation, function, growth or development of a community or economy.
The Infrastructure Investments in which the Fund may invest include, without limitation, fixed or floating-rate debt instruments, loans or other income-producing instruments issued:
•	by companies or other issuers to finance (or re‑finance) the ownership, development, construction, maintenance, renovation, enhancement, or operation of infrastructure assets;
•	by companies or other issuers that invest in, own, lease or hold infrastructure assets; and
•
by companies or other issuers that operate infrastructure assets or provide services, products or raw materials related to the development, construction, maintenance, renovation, enhancement or operation of infrastructure assets.

The Fund may hold instruments issued by a wide range of entities including, among others, operating companies, holding companies, special purpose vehicles, including vehicles created to hold or finance infrastructure assets, municipal issuers, and governments and governmental agencies, authorities or instrumentalities.
The infrastructure assets to which the Fund may have exposure through its investments include, without limitation, assets related to:
•	transportation (e.g., airports, metro systems, subways, railroads, ports, toll roads);
•	transportation equipment (e.g., shipping, aircraft, railcars, containers);
•	electric utilities and power (e.g., power generation, transmission and distribution);
•	energy (e.g., exploration and production, pipeline, storage, refining and distribution of energy), including renewable energies (e.g., wind, solar, hydro, geothermal);
•	communication networks and equipment (e.g., cell towers, fibers, data centers);
•	water and sewage treatment;
•	social infrastructure (e.g., health care facilities, government buildings and other public service facilities); and
•	metals, mining, and other resources and services related to infrastructure assets (e.g., cement, chemical companies).
The Fund may invest without limit in Infrastructure Investments in the United States or in foreign countries, including emerging market countries. However, the Fund generally seeks to invest principally in instruments denominated in U.S. dollars.
Although, under normal circumstances, the Fund intends to invest more than 50% of its net assets in investment grade investments (i.e., those rated above Ba1 by Moody’s Investors Service, Inc. or above BB+ by S&P Global Ratings, Fitch Ratings,
Inc., Kroll Bond Rating Agency or the equivalent by any other nationally recognized rating organization) and unrated instruments considered by DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”) to be of comparable credit quality, the Fund may purchase investments of any credit quality, including investments that are rated below investment grade or unrated instruments considered by the Adviser to be of comparable credit quality. Instruments rated below investment grade and unrated instruments of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics.
Generally, lower-rated debt securities offer the potential for a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.
The Fund may invest without limit in debt obligations, loans and other income-producing instruments where the obligation to repay principal and pay interest or otherwise make payments to the Fund is secured by underlying infrastructure asset(s) (e.g., a power generating facility, aircraft, railcars, and/ or containers) or secured solely by an equity ownership stake in a particular asset or project. Alternatively, the Fund may invest in income-producing instruments where the obligation to repay principal and pay interest is unsecured and backed only by the creditworthiness of the issuer.
The Fund may invest in debt obligations, income-producing instruments and infrastructure-related investments of any kind, including, without limitation, (i) project bonds; (ii) corporate obligations; (iii) loans; (iv) mortgage-backed securities; (v) asset-backed securities (including securities collateralized by installment loan contracts and/or leases of various types of real and personal property such as aircraft and cellular towers); (vi) foreign corporate securities, including emerging market securities; (vii) enhanced equipment trust certificates and equipment trust certificates; (viii) debt obligations issued or guaranteed by governments or governmental agencies; (ix) credit-linked notes; (x) municipal bonds; (xi) pass-through notes; (xii) perpetual maturity bonds; and (xiii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of asset-backed securities, including the equity or “first loss” tranche. Loans include, without limitation, secured and unsecured senior loans, term loan Bs, mezzanine, second lien, and other subordinated loans, loan participations and assignments, and other fixed and floating rate loans.
The Fund may use derivatives transactions for any purpose, including to create efficient investment exposure, create investment leverage, hedge against portfolio exposures, create indirect long or short positions as a substitute for a cash investment, or to manage the Fund’s duration or adjust the Fund’s exposure to changes in market interest rates. The Fund will incur costs in implementing derivatives strategies, and there can be no assurance that the Fund will engage in derivatives strategies or that any such strategy will be successful.
The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including, for example, other open‑end or closed‑end investment companies, and exchange-traded funds (“ETFs”), including investment companies sponsored or managed by the Adviser or its related parties. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.
The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser intends, under normal market conditions, to construct an investment portfolio with a dollar-weighted average effective duration of no less than two years and no more than ten years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income securities would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and loan prepayment rates as determined by the Adviser. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in “Infrastructure Investments.” Infrastructure Investments include any assets or projects that support the operation, function, growth or development of a community or economy.